Prepayments	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Prepayments	NOTE 4 – PREPAYMENTS The prepayments of $23,298 as at December 31, 2015 were made to a third party for consultancy services.